Note 17 - Financial Instruments (Details 2) - CAD	Nov. 30, 2016	Nov. 30, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total accounts receivable	CAD 472,474	CAD 478,674
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	472,474	478,674
Not past due	427,519	453,662
Past due	472,474	478,674
Financing Receivables 32 To 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3,319	5,003
Financing Receivables 92 To 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	CAD 41,636	CAD 20,009